DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED TAX
Schedule of movements in deferred tax assets and deferred tax liabilities

				Unrealized
	Provision	Accrued		profit at
	for impairment	expenses	Tax losses	consolidation	Others	Total
As at January 1, 2017	553,716	207,651	636,197	169,113	120,830	1,687,507
(Charged)/credited to profit or loss	(28,334)	59,664	(94,978)	(3,070)	47,817	(18,901)
Disposal of subsidiaries	—	(3,106)	(1,320)	—	—	(4,426)

As at December 31, 2017	525,382	264,209	539,899	166,043	168,647	1,664,180

As at January 1, 2018	525,382	264,209	539,899	166,043	168,647	1,664,180
Acquisition of subsidiaries	360	—	—	—	7,734	8,094
(Charged)/credited to profit or loss	(139,985)	(21,839)	76,338	3,833	5,989	(75,664)

As at December 31, 2018	385,757	242,370	616,237	169,876	182,370	1,596,610

Movements in deferred tax liabilities:

				Fair value
		Fair value		adjustments arising
	Interest	changes of	Depreciation	from acquisition of	Investment	Investment
	capitalisation	financial assets	and amortization	subsidiaries	in a subsidiary	in an associate	Total
As at January 1, 2017	61,166	14,925	7,474	977,342	183,232	—	1,244,139
Exchange realignment	—	—	—	(1,830)	—	—	(1,830)
Credited to other comprehensive income	—	(11,180)	—	—	—	—	(11,180)
Acquisition of subsidiaries	—	—	—	40,706	—	—	40,706
(Credited)/charged to profit or loss	(8,232)	(1,414)	185	(27,370)	(183,232)	—	(220,063)

As at December 31, 2017	52,934	2,331	7,659	988,848	—	—	1,051,772

Changes in accounting policies	—	3,641	—	—	—	—	3,641
As at January 1, 2018	52,934	5,972	7,659	988,848	—	—	1,055,413
Exchange realignment	—	—	—	1,353	—	—	1,353
Credited to other comprehensive income	—	(3,769)	—	—	—	—	(3,769)
Acquisition of subsidiaries	—	—	—	822,229	—	—	822,229
(Credited)/charged to profit or loss	(9,102)	3,403	24,830	(27,511)	—	—	(8,380)

As at December 31, 2018	43,832	5,606	32,489	1,784,919	—	—	1,866,846

Schedule of analysis of the deferred tax balances of the Group for financial reporting purposes

	December 31,	December 31,
	2017	2018
Net deferred tax assets	1,606,150	1,542,569

Net deferred tax liabilities	993,742	1,812,805

Schedule of the expiry profile of unprovided tax losses

	December 31,	December 31,
	2017	2018
Expiring in
2018	7,689,663	—
2019	7,650,084	6,753,096
2020	711,878	711,878
2021	975,081	975,081
2022	1,186,914	1,211,002
2023	—	1,736,412

	18,213,620	11,387,469